Property, plant and equipment, net (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Property, Plant and Equipment [Line Items]
Cost	$ 32,395	$ 30,613
Less: accumulated depreciation	(22,400)	(21,113)
Property, plant and equipment, net	9,995	9,500
Building [Member]
Property, Plant and Equipment [Line Items]
Cost	18,383	17,278
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Cost	1,437	1,041
Plant And Machinery [Member]
Property, Plant and Equipment [Line Items]
Cost	9,848	9,829
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Cost	2,059	1,879
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Cost	$ 668	$ 586